Note 13 - Retirement and Pension Plans (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2018	2017

Cash	14%	20%
Debt securities	28%	30%
Equity securities	51%	43%

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Years Ended December 31
	2018	2017	2016

Projected benefit obligation, beginning of the year	$1,026	$877	$838
Service cost	4	3	3
Interest cost	10	14	13
Benefits paid	-	-	-
Actuarial loss	10	58	8
Effect of changes in foreign exchange rate	(32)	74	15

Projected benefit obligation, end of the year	$1,018	$1,026	$877

Fair value of plan assets, beginning of the year	$671	$596	$566
Employer contributions	20	19	16
Actual return on plan assets	27	6	4
Effect of changes in foreign exchange rate	(21)	50	10

Fair value of plan assets, end of the year	$697	$671	$596

Schedule of Net Benefit Costs [Table Text Block]
	Years Ended December 31
	2018	2017	2016

Service cost	$4	$3	$3
Interest cost	10	14	13
Expected return on plan assets	(10)	(11)	(10)
Amortization of net pension loss	6	3	1

Net periodic benefit cost	$10	$9	$7

Schedule of Net Funded Status [Table Text Block]
	December 31
	2018	2017

Accumulated benefit obligation	$(852)	$(846)

Project benefit obligation	(1,018)	(1,026)
Plan assets at fair value	697	671

Funded status of the plan	$(321)	$(355)

Defined Benefit Plan, Assumptions [Table Text Block]
	December 31
	2018	2017

Discount rate	0.8%	1.0%
Rate of compensation increases	2.0%	2.0%

Assumptions To Determine The Net Periodic Benefit Cost [Table Text Block]
	Years Ended December 31
	2018	2017	2016

Discount rate	1.0%	1.0%	1.5%
Rate of compensation increases	2.0%	2.0%	2.0%
Expected long-term rate of return on plan assets	1.5%	1.5%	1.8%

Schedule of Expected Benefit Payments [Table Text Block]
Year

2019	$16
2020	39
2021	21
2022	156
2023 and thereafter	382